Trade and Notes Payables - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Notes Payables [Line Items]
Trade payables, term	30 days
Trade payables	$ 7,043	$ 4,911
Related Parties
Trade And Notes Payables [Line Items]
Trade payables	$ 2,400	$ 2,100